Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings per share

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit for the year attributable to equity owners of the parent (€m)	136.7	227.1	192.7
Weighted average Ordinary Shares and shares issuable solely after the passage of time (number)	149,861,261	161,502,018	170,573,002
Basic earnings per share (€’s)	0.91	1.41	1.13

Diluted earnings (loss) per share
Diluted earnings per share

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit for the year attributable to equity owners of the parent (€m)	136.7	227.1	192.7
Weighted average Ordinary Shares, shares issuable solely after the passage of time, potential ordinary shares and contingently issuable shares (number)	150,197,828	162,219,900	171,203,914
Diluted earnings per share (€’s)	0.91	1.40	1.13